Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Trade payables	$ 177,540	$ 387,034	$ 291,270
Accruals	31,429	465,639	577,224
Payroll tax payable	1,639	32,886	14,578
Wages Payable	9,724	233,604	211,869
PAYG Withholding Payable	248,883	314,599	49,517
Superannuation Payable	82,782	121,530	16,791
Insurance Funding	340,794	2,894
Trade and other payables	$ 892,791	$ 1,558,186	$ 1,184,404